Goodwill and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Miscellaneous non-current assets [abstract]
Goodwill	$ 2,775	$ 2,775
Equity investments	2,059	1,247
Other assets	1,075	1,124
Total goodwill and other assets	$ 5,909	$ 5,146